STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, expense	$ (27,789)	$ 84,586	$ 73,678	$ 378,917	$ 452,071	$ 1,282,757
Number of shares of common stock authorized and reserved					333,750
Options, available for grant	137,042		137,042		137,042
Stock options granted, value					$ 0	22,768
Aggregate intrinsic value	$ 0		$ 0		0	0
Aggregate intrinsic value of options exercisable	0		0		0	$ 0
Unrecognized portion of stock compensation expense	0		0
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized portion of stock compensation expense	$ 88,399		$ 88,399		$ 140,573
2005 Stock Option Plan [Member] | During 2015 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares unavailable for issuance					1,078
Shares unexercised and outstanding					284
2006 Stock Option Plan [Member] | During 2016 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares unavailable for issuance					2,739
Shares unexercised and outstanding					531
2007 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares unexercised and outstanding					0
2007 Stock Option Plan [Member] | During 2017 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares unavailable for issuance					4,733
2008 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares unexercised and outstanding					0
2008 Plan [Member] | During 2018 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares unavailable for issuance					2,025
2020 Stock Option Plan [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares of common stock authorized and reserved						125,000	125,000
Options, available for grant							112,958